Financial Assets and Liabilities - Summary of Fair Value for Financial Assets (Excluding Cash and Cash Equivalents) and Financial Liabilities (Detail) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Financial Assets	$ 451,228,622	$ 374,266,941
Current derivative financial assets	444,333,865	369,726,597
Liabilities:
Financial Liabilities	729,471,438	837,915,964
Debt [member]
Liabilities:
Financial Liabilities	620,782,705	714,358,474
Financial instruments, class [member]
Liabilities:
Financial Liabilities	10,130,806	14,230,249
Equity investments at fair value through OCI and other short term investments [member]
Assets:
Financial Assets	117,703,202	50,096,051
Pension plan assets [member]
Assets:
Financial Assets	218,327,182	191,549,583
Derivative Financial Instruments [Member]
Assets:
Financial Assets	10,034,508	20,928,335
Liability Related to Right of Use of Assets [Member]
Liabilities:
Financial Liabilities	98,654,225	109,327,241
Revalued Of Assets [Member]
Assets:
Financial Assets	98,172,675	107,152,628
Debt Instruments At Fair Value Through OCI [Member]
Assets:
Equity investments at fair value through OCI and other short-term investments (Note 4)	6,894,757	4,540,344
Level 1 [member]
Assets:
Financial Assets	313,836,780	218,972,202
Current derivative financial assets	313,836,780	218,972,202
Liabilities:
Financial Liabilities	539,314,390	688,039,803
Level 1 [member] | Debt [member]
Liabilities:
Financial Liabilities	440,660,165	578,712,562
Level 1 [member] | Equity investments at fair value through OCI and other short term investments [member]
Assets:
Financial Assets	117,688,176	50,033,111
Level 1 [member] | Pension plan assets [member]
Assets:
Financial Assets	196,148,604	168,939,091
Level 1 [member] | Liability Related to Right of Use of Assets [Member]
Liabilities:
Financial Liabilities	98,654,225	109,327,241
Level 2 [member]
Assets:
Financial Assets	39,164,727	48,121,011
Current derivative financial assets	32,269,970	43,580,667
Liabilities:
Financial Liabilities	190,157,048	149,876,161
Level 2 [member] | Debt [member]
Liabilities:
Financial Liabilities	180,122,540	135,645,912
Level 2 [member] | Financial instruments, class [member]
Liabilities:
Financial Liabilities	10,130,806	14,230,249
Level 2 [member] | Equity investments at fair value through OCI and other short term investments [member]
Assets:
Financial Assets	15,026	62,940
Level 2 [member] | Pension plan assets [member]
Assets:
Financial Assets	22,124,138	22,589,392
Level 2 [member] | Derivative Financial Instruments [Member]
Assets:
Financial Assets	10,034,508	20,928,335
Level 2 [member] | Debt Instruments At Fair Value Through OCI [Member]
Assets:
Equity investments at fair value through OCI and other short-term investments (Note 4)	6,894,757
Level 3 [member]
Assets:
Financial Assets	98,227,115	107,173,728
Current derivative financial assets	98,227,115	107,173,728
Level 3 [member] | Pension plan assets [member]
Assets:
Financial Assets	54,440	21,100
Level 3 [member] | Revalued Of Assets [Member]
Assets:
Financial Assets	$ 98,172,675	$ 107,152,628